Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net loss	$ (19,397)	$ (247,721)	$ (403,640)
Adjustments to reconcile net loss to net cash flow provided by operating activities:
Depreciation and amortization	230,332	227,304	233,967
Stock-based compensation	7,439	6,459	20,398
Amortization of deferred finance costs and settled interest rate protection agreements	14,737	13,269	10,894
Accretion of convertible debt discount	14,914	8,204	12,238
Loss (gain) on debt retirement, net	89	(485)	(145,050)
Gain (loss) on equity derivative instruments	(21,926)	40,157	199,797
Settlement of accreted debt discount on repurchase of senior convertible notes	(9,937)	(8,358)	(17,560)
Net cash paid from interest rate hedging contracts	(2,285)
Equity in net income (loss) of joint ventures	(13,734)	(5,600)	9,733
Impairment of joint venture investments	2,921	227	184,584
Net gain on change of control of interests and sale of interests	(29,886)	(5,221)	(23,865)
Gain on sale of joint venture stock			(2,824)
Cash distributions from joint ventures	9,424	7,334	10,889
(Gain) loss on disposition of real estate	(47,242)	(7,093)	14,900
Impairment charges and loan loss reserves	130,844	171,900	160,112
Change in notes receivable interest reserve	(1,784)	(3,005)	(9,683)
Change in restricted cash	(4,317)	(10,876)	(12,980)
Net change in accounts receivable	7,358	21,045	13,902
Net change in accounts payable and accrued expenses	1,760	4,323	(11,691)
Net change in other operating assets and liabilities	3,885	66,261	(15,186)
Total adjustments	292,592	525,845	632,575
Net cash flow provided by operating activities:	273,195	278,124	228,935
Cash flow from investing activities:
Proceeds from disposition of real estate	344,231	156,374	348,176
Real estate developed or acquired, net of liabilities assumed	(217,861)	(164,391)	(208,768)
Equity contributions to joint ventures	(7,719)	(30,311)	(28,115)
Repayments (issuances) of joint venture advances, net	22,378	442	(1,650)
Distributions of proceeds from sale and refinancing of joint venture interests	21,911	24,339	7,442
Return of investments in joint ventures	9,466	22,094	19,565
Issuance of notes receivable	(10,000)	(62,958)	(1,885)
Repayment of notes receivable	33,208
Decrease in restricted cash - capital improvements	5,082	86,173	16,119
Net cash flow provided by investing activities	200,696	31,762	150,884
Cash flow from financing activities:
Repayments of revolving credit facilities, net	(138,098)	(492,224)	(270,692)
Proceeds from issuance of senior notes, net of underwriting commissions and offering expenses of $350, $1,183 and $200 in 2011, 2010 and 2009, respectively	295,495	933,370	294,685
Repayment of senior notes	(207,858)	(541,606)	(854,720)
Proceeds from mortgages and other secured debt	186,956	23,686	699,221
Repayment of term loans and mortgage debt	(499,767)	(601,678)	(497,632)
Payment of debt issuance costs	(13,993)	(13,773)	(20,634)
Redemption of preferred shares	(180,000)
Proceeds from issuance of common shares, net of underwriting commissions and offering expenses of $835, $998 and $459 in 2011, 2010 and 2009, respectively	129,684	440,430	317,505
Proceeds from issuance of common shares related to the exercise of warrants	59,978
Purchase of common shares in conjunction with equity award plans	(6,655)	(1,763)	(3,079)
Contributions from non-controlling interests	374	746	8,271
Distributions to non-controlling interest and redeemable operating partnership units	(2,250)	(2,886)	(1,984)
Dividends paid	(75,720)	(61,367)	(52,289)
Net cash used for financing activities	(451,854)	(317,065)	(381,348)
Cash and cash equivalents
Increase (decrease) in cash and cash equivalents	22,037	(7,179)	(1,529)
Effect of exchange rate changes on cash and cash equivalents	(247)	423	(1,793)
Cash and cash equivalents, beginning of year	19,416	26,172	29,494
Cash and cash equivalents, end of year	$ 41,206	$ 19,416	$ 26,172